Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 11,281	$ 9,768	$ 39,783	$ 20,819